Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Preferred Stock	Additional Paid-in Capital	AOCI (Loss) (Foreign Currency Translation Adjustment)	Statutory Surplus Reserves	Accumulated (Deficit) Earnings	Stockholders' Equity, Total	Non-controlling Interest
Balance at Dec. 31, 2016	$ 129,666	$ 57		$ 112,668	$ 168	$ 14,788	$ (11,914)	$ 115,767	$ 13,899
Balance (in shares) at Dec. 31, 2016		57,011,761
Share-based compensation (note 18)	979	$ 0		979	0	0	0	979	0
Exercise of stock options (note 17)	1,264	$ 0		1,264	0	0	0	1,264	0
Exercise of stock options (note 17) (in shares)		270,100
Subscriptions received (note 17)	428	$ 0		428	0	0	0	428	0
Other comprehensive income (loss)
- Other comprehensive income (loss) attributable to non-controlling interests	1,191	0		0	0	0	0	0	1,191
- Other comprehensive income (loss) attributable to shareholders of Sinovac	6,907	0		0	6,907	0	0	6,907	0
Net income (loss) for the year
-Net income (loss) attributable to non-controlling interests	10,898	0		0	0	0	0	0	10,898
- Net income (loss) attributable to shareholders of Sinovac	25,807	0		0	0	0	25,807	25,807	0
- Transfer to statutory surplus reserves (note 19)	0	0		0	0	4,761	(4,761)	0	0
Balance at Dec. 31, 2017	177,140	$ 57		115,339	7,075	19,549	9,132	151,152	25,988
Balance (in shares) at Dec. 31, 2017		57,281,861
Share-based compensation (note 18)	4,305	$ 0		4,305	0	0	0	4,305	0
Exercise of stock options (note 17)	3	$ 0		3	0	0	0	3	0
Exercise of stock options (note 17) (in shares)		109,041
Subscriptions received (note 17)	64	$ 0		64	0	0	0	64	0
Cancellation of outstanding shares (note 17)	0	$ 0		0	0	0	0	0	0
Cancellation of outstanding shares (note 17) (in shares)		(51,500)
Issuance of new and restricted shares (note 17)	85,301	$ 14		85,287	0	0	0	85,301	0
Issuance of new and restricted shares (note 17) (in shares)		13,800,000
Other comprehensive income (loss)
- Other comprehensive income (loss) attributable to non-controlling interests	(1,822)	$ 0		0	0	0	0	0	(1,822)
- Other comprehensive income (loss) attributable to shareholders of Sinovac	(9,174)	0		0	(9,174)	0	0	(9,174)	0
Net income (loss) for the year
-Net income (loss) attributable to non-controlling interests	14,329	0		0	0	0	0	0	14,329
- Net income (loss) attributable to shareholders of Sinovac	21,782	0		0	0	0	21,782	21,782	0
- Transfer to statutory surplus reserves (note 19)	0	0		0	0	7,094	(7,094)	0	0
Balance at Dec. 31, 2018	$ 291,928	$ 71	$ 0	204,998	(2,099)	26,643	23,820	253,433	38,495
Balance (in shares) at Dec. 31, 2018	71,139,402	71,139,402
Share-based compensation (note 18)	$ 3,003	$ 0	0	3,003	0	0	0	3,003	0
Exercise of stock options (note 17)	$ 4	$ 0	0	4	0	0	0	4	0
Exercise of stock options (note 17) (in shares)	13,500	13,500
Cancellation of outstanding shares (note 17)	$ 0	$ 0	0	0	0	0	0	0	0
Cancellation of outstanding shares (note 17) (in shares)		(27,000)
Issuance of new shares (note 17)	0	$ 28	$ 15	(43)	0	0	0	0	0
Issuance of new shares (note 17) (in shares)		27,777,341	14,630,813
Dividend accrued (note 17)	(5,128)	$ 0	$ 0	0	0	0	(5,128)	(5,128)	0
Other comprehensive income (loss)
- Other comprehensive income (loss) attributable to non-controlling interests	(605)	0	0	0	0	0	0	0	(605)
- Other comprehensive income (loss) attributable to shareholders of Sinovac	(2,222)	0	0	0	(2,222)	0	0	(2,222)	0
Net income (loss) for the year
-Net income (loss) attributable to non-controlling interests	20,286	0	0	0	0	0	0	0	20,286
- Net income (loss) attributable to shareholders of Sinovac	44,929	0	0	0	0	0	44,929	44,929	0
- Transfer to statutory surplus reserves (note 19)	0	0	0	0	0	6,890	(6,890)	0	0
Balance at Dec. 31, 2019	$ 352,195	$ 99	$ 15	$ 207,962	$ (4,321)	$ 33,533	$ 56,731	$ 294,019	$ 58,176
Balance (in shares) at Dec. 31, 2019	98,903,243	98,903,243
Balance (in shares) at Dec. 31, 2019			14,630,813